Financial Instruments and Risks - Derivatives Outstanding Long and Short Positions (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)
Financial Instruments and Risks
Fair value		R$ (1,142,766)		R$ 6,014
Debt hedge
Financial Instruments and Risks
Fair value		(1,023,848)		(22,679)
Cash flow hedge
Financial Instruments and Risks
Fair value		(118,918)		28,693
Cash flow hedge | Swap CDI vs. Fixed (US$)
Financial Instruments and Risks
Notional amount | $			$ 50,000
Fair value				(2,485)
Cash flow hedge | Zero-cost collar (R$ vs. US$)
Financial Instruments and Risks
Notional amount | $	$ 3,040,000		1,485,000
Fair value		(134,814)		25,822
Cash flow hedge | Fixed Swap (US$) vs. CDI
Financial Instruments and Risks
Notional amount | $			50,000
Fair value				5,356
Cash flow hedge | NDF (R$ vs. US$)
Financial Instruments and Risks
Notional amount | $	150,000
Fair value		17,036
Cash flow hedge | Swap bunker
Financial Instruments and Risks
Notional amount | $	5,344
Fair value		(1,140)
Assets | Debt hedge
Financial Instruments and Risks
Fair value		119,178		88,042
Assets | Debt hedge | Swap CDI vs. Fixed (US$)
Financial Instruments and Risks
Notional amount		8,722,620		950,000
Fair value		119,178		22,525
Assets | Debt hedge | Swap Libor vs. Fixed (US$)
Financial Instruments and Risks
Notional amount | $	2,757,143		19,841
Fair value				65,517
Liabilities | Debt hedge
Financial Instruments and Risks
Fair value		(1,143,026)		(110,721)
Liabilities | Debt hedge | Swap CDI vs. Fixed (US$)
Financial Instruments and Risks
Notional amount | $	2,402,110		291,725
Fair value		(972,319)		(44,087)
Liabilities | Debt hedge | Swap Libor vs. Fixed (US$)
Financial Instruments and Risks
Notional amount | $	$ 2,757,143		$ 19,841
Fair value		R$ (170,707)		R$ (66,634)